Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (74,001)	$ (59,260)	$ (210,977)	$ (242,162)	$ (263,930)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	51,441	58,157	200,542	237,225	228,463
Allowance for doubtful accounts and credit losses	0	689	1,331	6,507	6,505
Deferred income tax benefit	4,214	(3,946)	357	(14,103)	(36,272)
Share-based compensation	16,502	3,176	51,383	13,715	17,663
Loss on extinguishment of debt			50,676	0	0
Gain on sale of line of business			0	(39,104)	0
Impairment on assets held for sale			18,431	0	0
Deferred finance charges	1,008	2,099	2,496	9,182	23,510
Tax indemnity write-off			0	33,819	0
Other operating activities	(7,015)	5,440	(374)	(3,979)	2,548
Changes in operating assets and liabilities:
Accounts receivable	29,279	(13,362)	(593)	(50,906)	43,109
Prepaid expenses	(7,349)	(9,813)	(10,224)	(2,936)	(4,052)
Other assets	54,644	(1,507)	(975)	578	10,799
Accounts payable	758	4,942	(13,838)	(18,091)	(39,660)
Accrued expenses and other current liabilities	(12,035)	(9,049)	1,095	9,842	(6,038)
Deferred revenue	40,726	68,929	33,480	33,539	18,751
Operating lease right of use assets			11,365	0	0
Operating lease liabilities			(11,251)	0	0
Other liabilities	(52,109)	(3,988)	(5,344)	774	5,271
Net cash provided by operating activities	46,106	42,453	117,580	(26,100)	6,667
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(19,395)	(5,957)
Capital expenditures			(69,836)	(45,410)	(37,804)
Acquisition, net of cash acquired	(885,323)	0	(68,424)	(23,539)	(7,401)
Acquisition of intangibles			(2,625)	0	0
Proceeds from sale of product line, net of restricted cash	3,751	0	0	80,883	5,000
Net cash used in investing activities	(900,967)	(5,957)	(140,885)	11,934	(40,205)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving credit facility			70,000	45,000	30,000
Principal payments on term loan			(641,509)	(46,709)	(15,423)
Repayment of revolving credit facility	(65,000)	(30,000)	(50,000)	(30,000)	0
Payment of debt issuance costs	(5,014)	0	(41,923)	0	(817)
Contingent purchase price payment	(4,115)	0	(2,371)	(2,470)	0
Proceeds from reverse recapitalization			682,087	0	0
Proceeds from issuance of debt	360,000	0	1,600,000	0	0
Extinguishment of debt			(1,342,651)	0	0
Tax receivable agreement payout			(200,000)	0	0
Proceeds from the exercise of warrants and employee share options			1,582	1,574	9,058
Proceeds from issuance of ordinary shares	540,597	0
Net cash provided by (used in) financing activities	1,091,606	(33,836)	75,215	(32,605)	22,818
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(2,013)	(190)	(971)	(5,193)	3,248
Net increase (decrease) in cash and cash equivalents, and restricted cash	234,732	2,470	50,939	(51,964)	(7,472)
Cash:
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	76,130	25,575	25,575	53,186	77,136
Restricted cash	9	9	9	24,362	7,884
Total cash and cash equivalents, and restricted cash, beginning of period	76,139	25,584	25,584	77,548	85,020
Less: Cash included in assets held for sale, end of period			(384)	0	0
Cash and cash equivalents, and restricted cash, end of period	310,871	28,054	76,139	25,584	77,548
Cash and Cash Equivalents, at Carrying Value, Ending Balance	308,021	28,045	76,130	25,575	53,186
Restricted cash			9	9	24,362
Supplemental Cash Flow Information
Cash paid for interest	11,405	21,023	101,164	121,916	115,236
Cash paid for income tax	4,797	7,789	29,204	13,210	14,722
Capital expenditures included in accounts payable	$ 9,528	$ 6,836	8,762	5,166	2,473
Assets received as reverse recapitalization capital			1,877	0	0
Liabilities assumed as reduction of reverse recapitalization capital			$ 5,910	$ 0	$ 0